Income Taxes and Duties - Profit-Sharing Duty Narrative (Details) - MXN ($) $ in Thousands	7 Months Ended	12 Months Ended
	Jul. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate		40.00%
Profit sharing duty		$ 188,032,962
Profit sharing duty monthly installment	$ 63,122,712	124,178,852
Profit sharing duty balance amount		731,398
Duties and income tax paid		$ 109,402,970	$ 234,982,338
Exploration | Changes in tax rates or tax laws enacted or announced
Changes in deferred tax assets and liabilities [line items]
Percentage DUC tax rate		30.00%